Charter arrangements, Summary of Vessel Employment (Details)	12 Months Ended
Dec. 31, 2024
DHT Appaloosa [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Mustang [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Bronco [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Colt [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Stallion [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Tiger [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Harrier [Member]
Vessel employment [Abstract]
Type of employment	Time charter
Expiry	Q4 2025
DHT Puma [Member]
Vessel employment [Abstract]
Type of employment	Time charter with profit sharing
Expiry	Q1 2026
DHT Panther [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Osprey [Member]
Vessel employment [Abstract]
Type of employment	Time charter
Expiry	Q2 2027
DHT Lion [Member]
Vessel employment [Abstract]
Type of employment	Time charter
Expiry	Q3 2025
DHT Leopard [Member]
Vessel employment [Abstract]
Type of employment	Time charter
Expiry	Q4 2027
DHT Jaguar [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Taiga [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Opal [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Sundarbans [Member]
Vessel employment [Abstract]
Type of employment	Time charter with profit sharing
Expiry	Q1 2025
DHT Redwood [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Amazon [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Peony [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT China [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Europe [Member]
Vessel employment [Abstract]
Type of employment	Time charter
Expiry	Q2 2025
DHT Bauhinia [Member]
Vessel employment [Abstract]
Type of employment	Spot
DHT Scandinavia [Member]
Vessel employment [Abstract]
Type of employment	Spot